Consolidated Statements of Other Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit for the year	S/ 132,047	S/ 75,146	S/ 80,631
Other comprehensive income
Change in fair value of financial instruments designated at fair value through other comprehensive income	(8,659)	5,677	37
Deferred income tax	2,554	(1,675)	62
Transfer to profit or loss of the year of net loss on settlement of derivate financial statements		34,887
Transfer to profit or loss of the net loss on derivate financial statements that changed to trading condition		4,275
(Net loss) net gain on cash flows hedges	(2,556)	201	(38,230)
Transfer to profit or loss of fair value of financial instruments designated at fair value through other comprehensive income sold			(243)
Deferred income tax	754	(11,612)	11,277
Other comprehensive income for the year, net of income tax	(7,907)	31,753	(27,097)
Total comprehensive income for the year, net of income tax	124,140	106,899	53,534
Total comprehensive income attributable to:
Equity holders of the parent	124,140	108,452	66,685
Non-controlling interests		(1,553)	(13,151)
Total comprehensive income	S/ 124,140	S/ 106,899	S/ 53,534